Condensed Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 108,312	$ 511,454
Other receivables	6,858,500	6,858,500
Total current assets	6,966,812	7,369,954
Investment in subsidiaries	68,701,993	70,724,772
TOTAL ASSETS	75,668,805	78,094,726
Current liabilities:
Accrued expenses and other current liabilities	154,500	91,500
Total current liabilities	154,500	91,500
TOTAL LIABILITIES	154,500	91,500
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 14,299,182 and 14,279,182 shares issued and outstanding, respectively	2,860	2,856
Additional paid-in capital	67,359,101	67,329,705
Retained earnings	7,228,510	8,624,437
Accumulated other comprehensive income	923,834	2,046,228
Total equity	75,514,305	78,003,226
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 75,668,805	$ 78,094,726